CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Warrant [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 4	$ 48	$ 0	$ 139,872	$ (162,777)	$ 1,441	$ 3,045	$ (18,367)
Balance (in shares) at Dec. 31, 2009	3,183,663	47,583,102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Convertible preferred stock issued	(1)	0	0	0	0	0	0	(1)
Conversion of preferred stock	(1)	26	0	(25)	0	0		0
Conversion of preferred stock (in shares)	(1,011,903)	26,089,218
Conversion of warrants	0	5	0	2,547	0	0		2,552
Conversion of warrants (in shares)	0	4,849,775
Conversion of notes payable	0	0	0	200	0	0		200
Conversion of notes payable (in shares)	0	333,332
Restricted shares issued	0	8	0	2,038	0	0		2,046
Restricted shares issued (in shares)	0	13,870,307
Warrants	0	0	24,438	0	0	0	0	24,438
Common Stock issued in lieu of cash	0	1	0	176	0	0		177
Common Stock issued in lieu of cash (in shares)	0	969,641
Stock-based compensation	0	0	0	142	0	0		142
Cash contribution from non-controlling interest	0	0	0	0	0	0	381	381
Preferred units capital accounts of subsidiary	0	0	0		(850)	0	(343)	(1,193)
Dividend distribution	0	0	0	297	(653)	0		(356)
Foreign exchange translation gain	0	0	0	0	0	53		53
Net income (loss)	0	0	0	0	(17,643)	0	(576)	(18,219)
Balance at Dec. 31, 2010	2	88	24,438	145,247	(181,923)	1,494	2,507	(8,147)
Balance (in shares) at Dec. 31, 2010	2,171,760	93,695,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock	(1)	36		(35)				0
Conversion of preferred stock (in shares)	(872,609)	36,173,750
Common stock issuance (Note 12)		4		2,796				2,800
Common stock issuance (Note 12) (in shares)		4,496,429
Stock options exercised				13				13
Stock options exercised (in shares)		102,000
Stock-based compensation				111				111
Restricted stock issued to officer		2		440				442
Dividend distribution				492				492
Foreign exchange translation gain						(1,494)		(1,494)
Discontinued operations					(91)		(2,507)	(2,598)
Net income (loss)					6,155			6,155
Balance at Dec. 31, 2011	1	130	24,438	149,064	(175,859)	0	0	(2,226)
Balance (in shares) at Dec. 31, 2011	1,299,151	134,467,554
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock	(1)	26		(25)				0
Conversion of preferred stock (in shares)	(792,215)	25,669,752
Stock-based compensation				24				24
Restricted stock issued to officer				78				78
Dividend distribution				349				349
Net income (loss)					(1,067)			(1,067)
Balance at Mar. 31, 2012	$ 0	$ 156	$ 24,438	$ 149,490	$ (176,926)			$ (2,842)
Balance (in shares) at Mar. 31, 2012	506,936	160,137,306